RELATED PARTY TRANSACTIONS - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Rent expense	$ 730,881	$ 919,519
Neo Street Partners LLC | Lease Agreements
RELATED PARTY TRANSACTIONS
Lease term	5 years
Base rent, initial amount	$ 213,049
Base rent, years two to five	243,491
Rent expense	$ 243,491	243,491
3645 Long Beach | Lease Agreements
RELATED PARTY TRANSACTIONS
Lease term	5 years
Base rent, initial amount	$ 64,477
Base rent, years two	$ 69,352
Rent expense percentage	5.00%
Rent expense	$ 69,352	$ 64,752